Prepaid Expenses and Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid expenses	$ 1,934	$ 2,016
Other miscellaneous assets	1,520	5,065
Prepaids and other current assets	$ 3,454	$ 7,081